CAPITAL MANAGEMENT (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024
Capital Management
Accounts payables and accrued liabilities	$ 800	$ 2,800
Lease liability - current	28	40
Current assets	2,700	7,700
Shareholders' equity	2,500
Shareholders' equity attributable to owners	$ 1,400	$ 4,000